Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable, Net
	December 31,	December 31,
	2024	2025
Loans receivable	393,474	385,838
Less: allowance for credit losses	(386,510)	(385,838)
Total	6,964	—

Schedule of Aging of Loans

The following table sets forth the aging of loans as of December 31, 2024 and December 31, 2025:

	1 - 89 days past due	90 days or more past due	Total past due	Current	Total loans
December 31, 2024	—	387,474	387,474	6,000	393,474
December 31, 2025	—	385,838	385,838	—	385,838